Note 4 - Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

2015	2016	2017	2018	2019	Thereafter	Total
$871	$648	$332	$223	$3	$11	$2,088